Research and Development Expenses (Details) (USD $)	3 Months Ended	6 Months Ended	18 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2013
Details
Research and development	$ 4,819	$ 27,537	$ 33,705